UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22946
Guggenheim Strategy Funds Trust
 (Exact name of registrant as specified in charter)
702 King Farm Blvd, Suite 200, Rockville, MD 20850
 (Address of principal executive offices) (Zip code)
Amy J. Lee, Chief Legal Officer
702 King Farm Blvd, Suite 200 Rockville, MD 20850
 (Name and address of agent for service)
Registrant's telephone number, including area code: (301) 296-5100
Date of fiscal year end: September 30
Date of reporting period: April 1, 2018 - June 30, 2018

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[1]	1,344,831	$1,344,831
Total Money Market Fund
(Cost $1,344,831)		1,344,831

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.7%
Collateralized Loan Obligations - 31.6%
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.02% (3 Month USD LIBOR + 0.68%) due 02/17/26[2,3]	10,000,000	9,996,418
West CLO Ltd.
2017-1A, 3.28% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	8,400,000	8,388,656
Seneca Park CLO Limited
2017-1A, 3.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[2,3]	6,500,000	6,499,074
Venture XVI CLO Ltd.
2018-16A, 3.20% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	6,350,000	6,342,251
Northwoods Capital Ltd.
2017-14A, 3.66% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	5,100,000	5,083,798
BSL CLO Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 0.97%) due 07/17/28[2,3]	2,750,000	2,750,688
2018-1A, 3.34% (3 Month USD LIBOR + 0.95%) due 07/17/28[2,3]	1,750,000	1,750,175
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.89% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	4,400,000	4,400,377
OHA Loan Funding Ltd.
2017-1A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	4,300,000	4,304,439
Vibrant CLO III Ltd.
2016-3A, 3.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	4,100,000	4,101,473
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.15% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	4,000,000	3,979,329

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.7% (continued)
Collateralized Loan Obligations - 31.6% (continued)
Cent CLO LP
2017-21A, 3.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	3,800,000	$3,800,049
TICP CLO II-2 Ltd.
2018-IIA, 3.74% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	3,700,000	3,689,559
Mountain View CLO Ltd.
2018-1A, 2.90% (3 Month USD LIBOR + 0.80%) due 10/15/26[2,3]	3,600,000	3,594,600
Northwoods Capital XII-B Ltd.
2018-12BA, 3.29% (3 Month USD LIBOR + 0.95%) due 06/15/31[2,3]	3,600,000	3,576,110
KVK CLO Ltd.
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%) due 05/20/29[2,3]	3,550,000	3,549,771
Figueroa CLO Ltd.
2018-2A, 2.92% (3 Month USD LIBOR + 0.85%) due 06/20/27[2,3]	3,550,000	3,546,450
MP CLO VIII Ltd.
2018-2A, 3.27% (3 Month USD LIBOR + 0.91%) due 10/28/27[2,3]	3,450,000	3,444,043
TICP CLO III-2 Ltd.
2018-3R, 3.20% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	3,400,000	3,400,016
Tennenbaum Senior Loan Funding III LLC
2014-3, 4.04% (3 Month USD LIBOR + 2.05%) due 10/24/24[3]	3,346,049	3,347,049
KVK CLO Ltd.
2017-1A, 3.64% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	2,400,000	2,395,284
NewMark Capital Funding CLO Ltd.
2013-1A, 3.44% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	2,326,872	2,327,085
Marathon CLO V Ltd.
2017-5A, 3.20% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	2,100,000	2,091,619
CIFC Funding Ltd.
2017-3A, 3.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	2,000,000	2,000,059

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.7% (continued)
Collateralized Loan Obligations - 31.6% (continued)
Regatta III Funding Ltd.
2017-1A, 3.40% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	$1,999,769
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,3]	1,800,000	1,795,042
Oaktree CLO Ltd.
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	1,700,000	1,689,376
GPMT Ltd.
2018-FL1, 2.99% (1 Month USD LIBOR + 0.90%) due 11/21/35[2,3]	1,400,000	1,397,393
VMC Finance LLC
2018-FL1, 2.89% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,3]	1,255,124	1,251,748
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,3]	1,000,000	998,017
Total Collateralized Loan Obligations		107,489,717
Single Family Residence - 0.7%
CoreVest American Finance Trust
2018-1, 3.80% due 06/15/51[2]	2,450,000	2,446,349
Transport-Aircraft - 0.4%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[2]	1,267,573	1,276,070
Total Asset-Backed Securities
(Cost $111,337,522)		111,212,136
CORPORATE BONDS†† - 28.4%
Financial - 20.9%
National Bank of Canada
3.18% (3 Month USD LIBOR + 0.84%) due 12/14/18[3]	5,400,000	5,420,498
Station Place Securitization Trust Series
2.71% (1 Month USD LIBOR + 0.70%) due 06/24/19[2,3]	3,550,000	3,550,000
3.09% (1 Month USD LIBOR + 1.00%) due 03/24/19[2,3]	1,250,000	1,250,000

	Face Amount~	Value
CORPORATE BONDS†† - 28.4% (continued)
Financial - 20.9% (continued)
Bank of America North America
3.08% (3 Month USD LIBOR + 0.76%) due 12/07/18[3]	3,500,000	$3,510,953
Santander UK plc
3.82% (3 Month USD LIBOR + 1.48%) due 03/14/19[3]	2,500,000	2,520,538
2.92% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	980,000	979,443
HSBC Holdings plc
2.93% (3 Month USD LIBOR + 0.60%) due 05/18/21[3]	2,600,000	2,603,788
Lloyds Bank plc
2.85% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	2,600,000	2,603,675
Citigroup, Inc.
3.13% (3 Month USD LIBOR + 0.79%) due 01/10/20[3]	2,300,000	2,315,826
3.71% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	250,000	255,470
UBS Group Funding Switzerland AG
4.13% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	1,400,000	1,445,276
3.78% (3 Month USD LIBOR + 1.44%) due 09/24/20[2,3]	1,100,000	1,123,335
BNZ International Funding Ltd.
3.03% (3 Month USD LIBOR + 0.70%) due 02/21/20[2,3]	2,550,000	2,563,808
Sumitomo Mitsui Financial Group, Inc.
4.01% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	1,391,858
3.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,150,000	1,168,076
Sumitomo Mitsui Trust Bank Ltd.
3.27% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,375,000	2,394,024
2.77% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	150,000	150,187

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 28.4% (continued)
Financial - 20.9% (continued)
Australia & New Zealand Banking Group Ltd.
3.00% (3 Month USD LIBOR + 0.66%) due 09/23/19[2,3]	2,225,000	$2,235,945
3.29% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	300,000	304,426
JPMorgan Chase & Co.
3.17% (3 Month USD LIBOR + 0.84%) due 03/22/19[3]	2,520,000	2,531,300
Huntington National Bank
2.84% (3 Month USD LIBOR + 0.51%) due 03/10/20[3]	2,525,000	2,530,335
Citizens Bank North America/Providence RI
2.86% (3 Month USD LIBOR + 0.54%) due 03/02/20[3]	2,525,000	2,530,188
Capital One Financial Corp.
2.81% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,535,000	2,525,432
Credit Agricole S.A.
3.30% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	2,495,000	2,525,229
Fifth Third Bank/Cincinnati OH
3.24% (3 Month USD LIBOR + 0.91%) due 08/20/18[3]	2,520,000	2,521,042
Morgan Stanley
3.73% (3 Month USD LIBOR + 1.38%) due 02/01/19[3]	2,500,000	2,516,437
Goldman Sachs Group, Inc.
3.07% (3 Month USD LIBOR + 0.73%) due 12/27/20[3]	1,400,000	1,404,773
4.10% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,050,000	1,084,271
Mizuho Financial Group, Inc.
3.47% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,250,000	2,283,519
Svenska Handelsbanken AB
2.80% (3 Month USD LIBOR + 0.47%) due 05/24/21[3]	2,250,000	2,250,495
American Express Co.
2.85% (3 Month USD LIBOR + 0.53%) due 05/17/21[3]	2,150,000	2,155,985

	Face Amount~	Value
CORPORATE BONDS†† - 28.4% (continued)
Financial - 20.9% (continued)
AvalonBay Communities, Inc.
2.78% (3 Month USD LIBOR + 0.43%) due 01/15/21[3]	2,050,000	$2,050,265
Synchrony Financial
3.58% (3 Month USD LIBOR + 1.23%) due 02/03/20[3]	1,800,000	1,816,878
Mitsubishi UFJ Financial Group, Inc.
4.18% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	1,234,000	1,277,482
Assurant, Inc.
3.59% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,120,000	1,122,815
Total Financial		70,913,572
Consumer, Non-cyclical - 4.8%
Bayer US Finance II LLC
2.97% (3 Month USD LIBOR + 0.63%) due 06/25/21[2,3]	2,700,000	2,703,793
Allergan Funding SCS
3.58% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	2,650,000	2,678,659
Kraft Heinz Foods Co.
2.92% (3 Month USD LIBOR + 0.57%) due 02/10/21[3]	2,535,000	2,537,911
Express Scripts Holding Co.
3.07% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	2,530,000	2,531,576
General Mills, Inc.
2.89% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	2,450,000	2,453,640
CVS Health Corp.
2.96% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,150,000	1,154,432
3.05% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,050,000	1,055,293
Zimmer Biomet Holdings, Inc.
3.08% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,400,000	1,402,360
Total Consumer, Non-cyclical		16,517,664
Communications - 1.6%
AT&T, Inc.
3.26% (3 Month USD LIBOR + 0.93%) due 06/30/20[3]	2,505,000	2,532,987

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 28.4% (continued)
Communications - 1.6% (continued)
Deutsche Telekom International Finance BV
2.93% (3 Month USD LIBOR + 0.58%) due 01/17/20[2,3]	2,515,000	$2,524,474
Discovery Communications LLC
3.03% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	300,000	301,383
Total Communications		5,358,844
Energy - 1.1%
Equities Corp.
3.08% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	2,200,000	2,201,133
Phillips 66
3.00% (3 Month USD LIBOR + 0.65%) due 04/15/19[2,3]	1,250,000	1,250,553
2.92% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	350,000	350,544
Total Energy		3,802,230
Total Corporate Bonds
(Cost $96,335,953)		96,592,310
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.7%
Residential Mortgage Backed Securities - 12.6%
CSMC Series
2014-7R, 2.11% (WAC) due 10/27/36[2,3]	5,281,615	5,259,536
2014-2R, 2.16% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	4,299,294	4,061,835
2014-7R, 2.12% (WAC) due 12/27/37[2,3]	3,589,089	3,528,165
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	4,500,000	4,502,649
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[2,3]	2,231,456	2,174,627
2017-5, 2.69% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	1,784,264	1,785,917
Soundview Home Loan Trust
2006-OPT5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[3]	3,790,651	3,674,085
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	3,468,622	3,433,028

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.7% (continued)
Residential Mortgage Backed Securities - 12.6% (continued)
CIT Mortgage Loan Trust
2007-1, 3.44% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	3,075,806	$3,101,711
Towd Point Mortgage Trust
2018-3, 3.75% (WAC) due 05/25/58[2,3]	2,800,000	2,804,256
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,481,353	2,478,155
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Ser
2005-R10, 2.52% (1 Month USD LIBOR + 0.43%) due 01/25/36[3]	1,500,000	1,502,241
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.24% (1 Month USD LIBOR + 2.15%) due 09/25/28[3]	770,219	774,704
2016-C01, 4.04% (1 Month USD LIBOR + 1.95%) due 08/25/28[3]	690,783	693,722
Banc of America Funding Trust
2015-R2, 2.35% (1 Month USD LIBOR + 0.26%) due 04/29/37[2,3]	1,200,000	1,166,085
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.34% (1 Month USD LIBOR + 0.25%) due 12/25/35[3]	842,273	838,712
GSMSC Resecuritization Trust
2014-3R, 2.14% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	841,605	838,222
Total Residential Mortgage Backed Securities		42,617,650
Commercial Mortgage Backed Securities - 2.1%
Hospitality Mortgage Trust
2017-HIT, 2.88% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	4,200,000	4,200,179

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.7% (continued)
Commercial Mortgage Backed Securities - 2.1% (continued)
Morgan Stanley Capital I, Inc.
2018-H3, 1.00% (WAC) due 07/15/51[3]	47,000,000	$2,958,918
Total Commercial Mortgage Backed Securities		7,159,097
Total Collateralized Mortgage Obligations
(Cost $49,738,442)		49,776,747
FOREIGN GOVERNMENT DEBT†† - 5.2%
Government of Japan
due 09/03/18[4]	JPY 791,000,000	7,146,343
Republic of Hungary
due 07/25/18[4]	HUF 1,957,550,000	6,940,341
State of Israel
due 10/31/18[4]	ILS 12,640,000	3,471,050
Total Foreign Government Debt
(Cost $17,896,515)		17,557,734
COMMERCIAL PAPER†† - 19.7%
AT&T, Inc.
2.25% due 07/06/18[4,5]	4,000,000	3,998,750
2.59% due 09/06/18[4,5]	2,000,000	1,990,133
Total AT&T, Inc.		5,988,883
Amphenol Corp.
2.30% due 07/03/18[4,5]	5,605,000	5,604,284
AstraZeneca plc
2.34% due 07/16/18[4,5]	5,600,000	5,594,540
Rogers Communications, Inc.
2.22% due 07/12/18[4,5]	5,500,000	5,496,168

	Face Amount~	Value
COMMERCIAL PAPER†† - 19.7% (continued)
McDonald’s Corp.
2.28% due 07/17/18[4,5]	5,500,000	$5,494,427
American Water Capital Corp.
2.30% due 07/19/18[4,5]	5,500,000	5,493,675
Nutrien Ltd.
2.31% due 07/23/18[4,5]	5,500,000	5,492,311
Entergy Corp.
2.62% due 08/31/18[4,5]	5,000,000	4,977,749
Marriott International, Inc.
2.26% due 07/09/18[4,5]	4,742,000	4,739,618
Waste Management, Inc.
2.33% due 07/10/18[4,5]	4,500,000	4,497,379
Amcor Ltd.
2.37% due 07/23/18[4,5]	4,500,000	4,493,483
Molex Electronic Technologies LLC
2.40% due 07/09/18[4,5]	3,500,000	3,498,133
McKesson Corp.
2.35% due 07/12/18[4,5]	3,500,000	3,497,487
Campbell Soup Co.
2.30% due 07/02/18[4,5]	2,000,000	1,999,629
Total Commercial Paper
(Cost $66,867,968)		66,867,766
REPURCHASE AGREEMENTS††,6 - 1.2%
Barclays plc	2,374,437	2,374,437
issued 04/30/18 at 2.21%
due 12/31/49
Jefferies & Company, Inc.	1,718,000	1,718,000
issued 05/25/18 at 3.17%
due 07/02/18
Total Repurchase Agreements
(Cost $4,092,437)		4,092,437
Total Investments - 102.3%
(Cost $347,613,668)		$347,443,961
Other Assets & Liabilities, net - (2.3)%		(7,720,348)
Total Net Assets - 100.0%		$339,723,613

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums (Received)	Unrealized Gain
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	$(17,480,000)	$76,737	$(75,530)	$1,207
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	(5,260,000)	39,240	(30,825)	8,415
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.77%	Quarterly	04/13/25	(1,900,000)	17,442	(15,654)	1,788
								$133,419	$(122,009)	$11,410

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
Citigroup	6,985,000	BRL	10/01/18	$2,008,672	$1,790,291	$218,381
JPMorgan Chase & Co.	1,822,550,000	HUF	07/25/18	6,677,794	6,475,494	202,300
JPMorgan Chase & Co.	5,900,000	BRL	10/01/18	1,712,627	1,512,200	200,427
Citigroup	9,145,500	ILS	10/31/18	2,599,640	2,525,020	74,620
Morgan Stanley	791,000,000	JPY	09/04/18	7,236,499	7,176,889	59,610
Goldman Sachs	3,557,700	ILS	10/31/18	1,011,472	982,261	29,211
Morgan Stanley	135,000,000	HUF	07/25/18	501,216	479,653	21,563
Citigroup	6,060,000	EUR	07/20/18	7,094,509	7,086,093	8,416
						$814,528

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/(Depreciation)
JPMorgan Chase & Co.	6,442,000	BRL	10/01/18	$1,624,692	$1,651,118	$26,426
Citigroup	6,443,000	BRL	10/01/18	1,665,913	1,651,374	(14,539)
Goldman Sachs	6,060,000	EUR	07/20/18	7,172,468	7,086,093	(86,375)
						$(74,488)
~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of June 30, 2018.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $171,220,502 (cost $171,190,489), or 50.4% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Zero coupon rate security.
5	Rate indicated is the effective yield at the time of purchase.
6	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BRL	Brazilian Real
CME	Chicago Mercantile Exchange
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,344,831	$—	$—	$1,344,831
Asset-Backed Securities	—	111,212,136	—	111,212,136
Corporate Bonds	—	96,592,310	—	96,592,310
Collateralized Mortgage Obligations	—	49,776,747	—	49,776,747
Foreign Government Debt	—	17,557,734	—	17,557,734
Commercial Paper	—	66,867,766	—	66,867,766
Repurchase Agreements	—	4,092,437	—	4,092,437
Forward Foreign Currency Exchange Contracts*	—	840,954	—	840,954
Interest Rate Swap Agreements*	—	11,410	—	11,410
Total Assets	$1,344,831	$346,951,494	$—	$348,296,325

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$100,914	$—	$100,914

* This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral.
For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated custodian and is evaulated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund I	Barclays			Netflix Inc.
	2.40%			4.88%
	Open Maturity	$ 2,374,437	$ 2,374,437	04/15/28	$ 2,733,000	$ 2,599,630

	Jefferies & Company, Inc.			JF Funding LLC
	3.17%			0.00%
	07/02/18	1,718,000	1,723,740	08/01/18	1,808,680	1,808,680

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.68%[1]	7,306,194	$7,306,194
Total Money Market Fund
(Cost $7,306,194)		7,306,194

	Face Amount~
ASSET-BACKED SECURITIES†† - 50.6%
Collateralized Loan Obligations - 49.3%
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.02% (3 Month USD LIBOR + 0.68%) due 02/17/26[2,3]	15,300,000	15,294,520
TICP CLO II-2 Ltd.
2018-IIA, 3.74% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	10,300,000	10,270,935
KVK CLO Ltd.
2017-2A, 3.53% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	7,900,000	7,898,908
2017-1A, 3.64% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	2,300,000	2,295,481
ALM XII Ltd.
2018-12A, 2.98% (3 Month USD LIBOR + 0.89%) due 04/16/27[2,3]	10,150,000	10,152,785
West CLO Ltd.
2017-1A, 3.28% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	9,800,000	9,786,765
AIMCO CLO Series
2017-AA, 3.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	8,500,000	8,498,739
Telos CLO Ltd.
2017-6A, 3.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	8,300,000	8,267,927
OHA Loan Funding Ltd.
2017-1A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	8,200,000	8,208,466
Octagon Investment Partners XIX Ltd.
2017-1A, 3.45% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	8,200,000	8,199,160
CIFC Funding Ltd.
2017-4A, 3.73% (3 Month USD LIBOR + 1.38%) due 10/17/26[2,3]	5,000,000	5,005,452
2017-3A, 3.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	3,000,000	3,000,089
BSL CLO 2018-1 Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 0.97%) due 07/17/28[2,3]	4,050,000	4,051,013

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 50.6% (continued)
Collateralized Loan Obligations - 49.3% (continued)
2018-1A, 3.34% (3 Month USD LIBOR + 0.95%) due 07/17/28[2,3]	2,550,000	$2,550,255
Regatta V Funding Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 1.16%) due 10/25/26[2,3]	6,200,000	6,199,146
Cent CLO LP
2017-21A, 3.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	6,050,000	6,050,078
Venture XVI CLO Ltd.
2018-16A, 3.20% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	6,000,000	5,992,678
Golub Capital Partners Clo 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,3]	5,100,000	5,100,490
TICP CLO III-2 Ltd.
2018-3R, 3.20% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	5,100,000	5,100,025
Flagship CLO VIII Ltd.
2018-8A, 4.14% (3 Month USD LIBOR + 1.80%) due 01/16/26[2,3]	5,100,000	5,100,000
MP CLO VIII Ltd.
2018-2A, 3.27% (3 Month USD LIBOR + 0.91%) due 10/28/27[2,3]	5,100,000	5,091,194
BlueMountain CLO 2016-1 Ltd.
2018-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 04/20/27[2,3]	5,100,000	5,088,043
Venture XII CLO Ltd.
2018-12A, 3.12% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,3]	3,100,000	3,086,176
2018-12A, 3.52% (3 Month USD LIBOR + 1.20%) due 02/28/26[2,3]	2,000,000	1,987,917
ALM VI Ltd.
2018-6A, 3.75% (3 Month USD LIBOR + 1.40%) due 07/15/26[2,3]	5,075,000	5,064,850
KVK CLO 2018-1 Ltd.
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%) due 05/20/29[2,3]	5,050,000	5,049,674
Northwoods Capital XII-B Ltd.
2018-12BA, 3.29% (3 Month USD LIBOR + 0.95%) due 06/15/31[2,3]	5,000,000	4,966,819

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 50.6% (continued)
Collateralized Loan Obligations - 49.3% (continued)
Ivy Hill Middle Market Credit Fund X Ltd.
10A, 3.59% due 07/18/30	4,950,000	$4,950,000
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.89% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	4,900,000	4,900,419
ACIS CLO Ltd.
2014-3A, 3.87% (3 Month USD LIBOR + 1.51%) due 02/01/26[2,3]	2,875,000	2,875,084
2015-6A, 3.95% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	2,000,000	1,999,722
Shackleton 2015-VIII CLO Ltd.
2017-8A, 3.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[2,3]	4,800,000	4,799,374
Northwoods Capital Ltd.
2017-14A, 3.66% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	4,800,000	4,784,751
FS Senior Funding Ltd.
2015-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	4,450,000	4,442,406
Golub Capital Partners CLO Ltd.
2016-33A, 4.81% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	4,000,000	4,003,152
Regatta III Funding Ltd.
2017-1A, 3.40% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	4,000,000	3,999,538
Vibrant CLO III Ltd.
2016-3A, 3.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	3,600,000	3,601,293
Carlyle Global Market Strategies CLO 2015-2 Ltd.
2018-2A, 3.15% (3 Month USD LIBOR + 0.78%) due 04/27/27[2,3]	2,650,000	2,641,605
Venture XVII CLO Ltd.
2018-17A, 3.23% (3 Month USD LIBOR + 0.88%) due 04/15/27[2,3]	2,600,000	2,594,163
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,3]	2,500,000	2,493,114
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.15% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	2,500,000	2,487,081

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 50.6% (continued)
Collateralized Loan Obligations - 49.3% (continued)
Marathon CLO V Ltd.
2017-5A, 3.20% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	2,400,000	$2,390,422
Oaktree CLO 2015-1 Ltd.
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	2,300,000	2,285,627
GPMT Ltd.
2018-FL1, 2.99% (1 Month USD LIBOR + 0.90%) due 11/21/35[2,3]	2,000,000	1,996,276
BDS
2018-FL1, 2.92% (1 Month USD LIBOR + 0.85%) due 01/15/35[2,3]	1,950,000	1,948,356
Cerberus Loan Funding XVI, LP
2016-2A, 4.40% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,800,000	1,808,911
Ares XXXIII CLO Ltd.
2016-1A, 3.67% (3 Month USD LIBOR + 1.35%) due 12/05/25[2,3]	1,800,000	1,804,755
Cent CLO Ltd.
2013-19A, 3.69% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	1,686,488	1,687,266
VMC Finance LLC
2018-FL1, 2.89% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,3]	1,544,769	1,540,613
Vibrant CLO II Ltd.
2017-2A, 3.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,373,052	1,373,092
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.76% (3 Month USD LIBOR + 1.40%) due 04/25/26[2,3]	1,200,000	1,199,938
Tennenbaum Senior Loan Funding III LLC
2014-3, 4.04% (3 Month USD LIBOR + 2.05%) due 10/24/24[3]	1,115,350	1,115,683
AMMC CLO 15 Ltd.
2016-15A, 3.68% (3 Month USD LIBOR + 1.35%) due 12/09/26[2,3]	1,000,000	1,002,286
MidOcean Credit CLO IV
2018-4A, 3.15% (3 Month USD LIBOR + 0.80%) due 04/15/27[2,3]	1,000,000	998,183

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 50.6% (continued)
Collateralized Loan Obligations - 49.3% (continued)
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,3]	1,000,000	$998,017
Venture VII CDO Ltd.
2006-7A, 2.59% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	879,145	879,152
NewMark Capital Funding CLO Ltd.
2013-1A, 3.44% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	528,834	528,883
Total Collateralized Loan Obligations		241,486,747
Single Family Residence - 0.7%
CoreVest American Finance Trust
2018-1, 3.80% due 06/15/51[2]	3,400,000	3,394,934
Transport-Aircraft - 0.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	3,000,000	3,013,798
Total Asset-Backed Securities
(Cost $248,188,062)		247,895,479
CORPORATE BONDS†† - 24.3%
Financial - 17.6%
Station Place Securitization Trust
2.84% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	8,300,000	8,300,000
2.86% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	2,650,000	2,650,000
Santander UK plc
3.82% (3 Month USD LIBOR + 1.48%) due 03/14/19[3]	3,200,000	3,226,289
2.92% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	1,790,000	1,788,983
Morgan Stanley
3.73% (3 Month USD LIBOR + 1.38%) due 02/01/19[3]	3,300,000	3,321,697
3.16% (3 Month USD LIBOR + 0.80%) due 02/14/20[3]	700,000	702,122
Lloyds Bank plc
2.85% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	3,850,000	3,855,441
Credit Agricole S.A.
3.30% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	3,800,000	3,846,041

	Face Amount~	Value
CORPORATE BONDS†† - 24.3% (continued)
Financial - 17.6% (continued)
Citizens Bank North America/Providence RI
2.89% (3 Month USD LIBOR + 0.57%) due 05/26/20[3]	3,830,000	$3,840,623
National Bank of Canada
3.18% (3 Month USD LIBOR + 0.84%) due 12/14/18[3]	3,800,000	3,814,425
Sumitomo Mitsui Trust Bank Ltd.
3.27% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,740,000	2,761,948
2.77% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	550,000	550,685
2.82% (3 Month USD LIBOR + 0.51%) due 03/06/19[2,3]	500,000	500,849
JPMorgan Chase & Co.
3.17% (3 Month USD LIBOR + 0.84%) due 03/22/19[3]	2,595,000	2,606,636
2.98% (3 Month USD LIBOR + 0.68%) due 06/01/21[3]	1,200,000	1,205,700
HSBC Holdings plc
2.93% (3 Month USD LIBOR + 0.60%) due 05/18/21[3]	3,800,000	3,805,537
Goldman Sachs Group, Inc.
3.54% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	2,660,000	2,699,920
4.10% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,000,000	1,032,639
Australia & New Zealand Banking Group Ltd.
3.29% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,729,215
Capital One Financial Corp.
2.81% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,525,000	2,515,470
3.12% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,100,000	1,104,620
Sumitomo Mitsui Financial Group, Inc.
4.01% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	2,158,000	2,224,910
3.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,350,000	1,371,220
Westpac Banking Corp.
3.07% (3 Month USD LIBOR + 0.71%) due 05/13/19[3]	3,500,000	3,517,903
Fifth Third Bank/Cincinnati OH
3.24% (3 Month USD LIBOR + 0.91%) due 08/20/18[3]	3,500,000	3,501,447
Mizuho Financial Group, Inc.
3.47% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	3,150,000	3,196,926
Citibank North America
2.83% (3 Month USD LIBOR + 0.50%) due 06/12/20[3]	3,070,000	3,078,957

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 24.3% (continued)
Financial - 17.6% (continued)
Bank of America Corp.
3.02% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	2,435,000	$2,444,472
AvalonBay Communities, Inc.
2.78% (3 Month USD LIBOR + 0.43%) due 01/15/21[3]	2,350,000	2,350,304
UBS Group Funding Switzerland AG
4.13% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	1,875,000	1,935,638
Assurant, Inc.
3.59% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,400,000	1,403,519
Bank of America North America
3.08% (3 Month USD LIBOR + 0.76%) due 12/07/18[3]	1,395,000	1,399,365
Citigroup, Inc.
3.71% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	750,000	766,411
Mitsubishi UFJ Financial Group, Inc.
4.18% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	617,000	638,741
Sumitomo Mitsui Banking Corp.
2.70% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	249,995
Capital One North America
3.10% (3 Month USD LIBOR + 0.77%) due 09/13/19[3]	200,000	201,078
Total Financial		86,139,726
Consumer, Non-cyclical - 3.8%
Express Scripts Holding Co.
3.07% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,825,000	3,827,384
General Mills, Inc.
2.89% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,650,000	3,655,424
CVS Health Corp.
2.96% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,600,000	1,606,166
3.05% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,500,000	1,507,561
Kraft Heinz Foods Co.
2.92% (3 Month USD LIBOR + 0.57%) due 02/10/21[3]	3,100,000	3,103,559
Allergan Funding SCS
3.58% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	3,000,000	3,032,444

	Face Amount~	Value
CORPORATE BONDS†† - 24.3% (continued)
Consumer, Non-cyclical - 3.8% (continued)
Zimmer Biomet Holdings, Inc.
3.08% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	2,000,000	$2,003,372
Total Consumer, Non-cyclical		18,735,910
Mortgage Securities - 1.4%
Station Place Securitization Trust Series
3.21% (1 Month USD LIBOR + 1.25%) due 11/24/18[2,3]	2,500,000	2,500,000
2.71% (1 Month USD LIBOR + 0.70%) due 06/24/19[2,3]	2,450,000	2,450,000
3.09% (1 Month USD LIBOR + 1.00%) due 03/24/19[2,3]	2,000,000	2,000,000
Total Mortgage Securities		6,950,000
Energy - 1.0%
Equities Corp.
3.08% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	2,450,000	2,451,262
Phillips 66
3.00% (3 Month USD LIBOR + 0.65%) due 04/15/19[2,3]	1,200,000	1,200,531
2.92% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,100,000	1,101,709
Total Energy		4,753,502
Industrial - 0.3%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	1,500,000	1,513,950
Technology - 0.1%
Infor US, Inc.
5.75% due 08/15/20[2]	600,000	607,500
Communications - 0.1%
Discovery Communications LLC
3.03% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	300,000	301,382
Total Corporate Bonds
(Cost $118,760,861)		119,001,970
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.1%
Residential Mortgage Backed Securities - 17.7%
CIM Trust 2018-R4
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	6,200,000	6,203,650
Towd Point Mortgage Trust
2017-5, 2.69% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	5,109,483	5,114,217

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.1% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
Saxon Asset Securities Trust
2007-3, 2.40% (1 Month USD LIBOR + 0.31%) due 09/25/47[3]	5,173,665	$5,071,508
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	5,004,727	4,953,369
Soundview Home Loan Trust
2006-OPT5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[3]	4,441,379	4,304,803
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.72% (1 Month USD LIBOR + 0.63%) due 11/25/37[3]	3,827,782	3,805,899
2006-NC1, 2.24% (1 Month USD LIBOR + 0.15%) due 05/25/36[3]	302,001	298,787
2006-BC1, 2.25% (1 Month USD LIBOR + 0.16%) due 03/25/36[3]	188,762	187,864
CSMC Series
2014-2R, 2.16% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,678,354	1,585,655
2014-7R, 2.11% (WAC) due 10/27/36[2,3]	1,482,529	1,476,331
2014-7R, 2.12% (WAC) due 12/27/37[2,3]	1,249,931	1,228,714
Countrywide Asset-Backed Certificates
2006-6, 2.26% (1 Month USD LIBOR + 0.17%) due 09/25/36[3]	2,652,175	2,597,518
2007-8, 2.28% (1 Month USD LIBOR + 0.19%) due 11/25/37[3]	1,749,196	1,654,333
Home Equity Loan Trust
2007-FRE1, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[3]	4,458,668	4,189,928
Towd Point Mortgage Trust
2018-3, 3.75% (WAC) due 05/25/58[2,3]	3,800,000	3,805,776
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.30% (1 Month USD LIBOR + 0.21%) due 02/25/37[3]	3,855,828	3,790,118

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.1% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
New Residential Mortgage Loan Trust 2018-2
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	3,626,593	$3,621,919
NovaStar Mortgage Funding Trust Series
2007-2, 2.29% (1 Month USD LIBOR + 0.20%) due 09/25/37[3]	3,331,663	3,223,382
CIT Mortgage Loan Trust
2007-1, 3.44% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	1,529,766	1,542,650
2007-1, 3.54% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	1,301,364	1,310,193
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Ser
2005-R10, 2.52% (1 Month USD LIBOR + 0.43%) due 01/25/36[3]	2,100,000	2,103,138
Encore Credit Receivables Trust
2005-4, 2.53% (1 Month USD LIBOR + 0.44%) due 01/25/36[3]	1,997,406	1,992,150
GCAT 2018-1 LLC
2018-1, 3.84% due 06/25/48[2]	1,932,943	1,931,632
Structured Asset Investment Loan Trust
2005-1, 2.81% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	925,727	927,150
2005-2, 2.83% (1 Month USD LIBOR + 0.74%) due 03/25/35[3]	896,116	897,510
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.23% (1 Month USD LIBOR + 0.14%) due 11/25/36[3]	1,693,822	1,643,081
Morgan Stanley Home Equity Loan Trust
2006-2, 2.37% (1 Month USD LIBOR + 0.28%) due 02/25/36[3]	1,566,135	1,563,505
Banc of America Funding Trust
2015-R2, 2.35% (1 Month USD LIBOR + 0.26%) due 04/29/37[2,3]	1,600,000	1,554,780
GSAMP Trust
2005-HE6, 2.53% (1 Month USD LIBOR + 0.44%) due 11/25/35[3]	1,541,363	1,545,423

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.1% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.24% (1 Month USD LIBOR + 2.15%) due 09/25/28[3]	794,289	$798,914
2016-C01, 4.04% (1 Month USD LIBOR + 1.95%) due 08/25/28[3]	711,715	714,744
Mill City Mortgage Loan Trust
2017-1, 2.75% (WAC) due 11/25/58[2,3]	1,500,704	1,477,897
Alternative Loan Trust
2007-OA7, 2.23% (1 Month USD LIBOR + 0.14%) due 05/25/47[3]	1,531,453	1,477,475
LSTAR Securities Investment Trust
2018-2, 3.48% (1 Month USD LIBOR + 1.50%) due 04/01/23[2,3]	1,440,349	1,440,853
Nationstar Home Equity Loan Trust
2007-B, 2.31% (1 Month USD LIBOR + 0.22%) due 04/25/37[3]	1,244,176	1,224,315
HarborView Mortgage Loan Trust
2006-14, 2.23% (1 Month USD LIBOR + 0.15%) due 01/25/47[3]	1,272,914	1,209,715
FBR Securitization Trust
2005-2, 2.84% (1 Month USD LIBOR + 0.75%) due 09/25/35[3]	1,000,000	1,001,495
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.34% (1 Month USD LIBOR + 0.25%) due 12/25/35[3]	842,273	838,712
First Frankin Mortgage Loan Trust
2006-FF4, 2.34% (1 Month USD LIBOR + 0.19%) due 03/25/36[3]	608,128	603,324
Ellington Loan Acquisition Trust
2007-2, 3.04% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	564,090	564,676
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[2]	509,570	513,572

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.1% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
GSMSC Resecuritization Trust
2014-3R, 2.14% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	243,622	$242,643
Accredited Mortgage Loan Trust
2007-1, 2.22% (1 Month USD LIBOR + 0.13%) due 02/25/37[3]	197,471	196,734
New Century Home Equity Loan Trust Series
2005-C, 2.34% (1 Month USD LIBOR + 0.25%) due 12/25/35[3]	160,941	160,703
Total Residential Mortgage Backed Securities		86,590,755
Commercial Mortgage Backed Securities - 0.4%
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.66% (WAC) due 06/15/51[3]	40,350,000	1,877,873
GAHR Commercial Mortgage Trust
2015-NRF, 3.47% (1 Month USD LIBOR + 1.30%) due 12/15/34[2,3]	286,710	286,800
Total Commercial Mortgage Backed Securities		2,164,673
Total Collateralized Mortgage Obligations
(Cost $88,391,693)		88,755,428
FOREIGN GOVERNMENT DEBT†† - 2.5%
Czech Republic
due 08/31/18[5]	CZK 121,000,000	5,438,503
4.60% due 08/18/18[4]	CZK 40,740,000	1,841,061
Total Czech Republic		7,279,564
State of Israel
due 10/31/18[5]	ILS 12,040,000	3,306,285
Republic of Hungary
5.50% due 12/20/18[4]	HUF 470,000,000	1,706,379
Government of Japan
due 07/20/18[5]	JPY 21,700,000	196,018
Total Foreign Government Debt
(Cost $13,298,845)		12,488,246
COMMERCIAL PAPER†† - 3.0%
Campbell Soup Co.
2.30% due 07/02/18[4,5]	6,000,000	5,998,887
Entergy Corp.
2.62% due 08/31/18[4,5]	5,000,000	4,977,749

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COMMERCIAL PAPER†† - 3.0% (continued)
AT&T, Inc.
2.59% due 09/06/18[4,5]	4,000,000	$3,980,266
Total Commercial Paper
(Cost $14,957,915)		14,956,902
REPURCHASE AGREEMENTS††,6 - 1.2%
Barclays	3,456,550	3,456,550
issued 06/21/18 at 2.38%
due 12/31/49
Jefferies & Company, Inc.	2,487,000	2,487,000
issued 05/25/18 at 3.17%
due 07/02/18
Total Repurchase Agreements
(Cost $5,943,550)		5,943,550
Total Investments - 101.2%
(Cost $496,847,120)		$496,347,769
Other Assets & Liabilities, net - (1.2)%		(6,027,707)
Total Net Assets - 100.0%		$490,320,062

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums (Received)	Unrealized Gain (Loss)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	$(27,200,000)	$119,408	$(103,788)	$ 15,620
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	(7,990,000)	59,605	(55,081)	4,524
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.77%	Quarterly	04/13/25	(1,500,000)	13,770	(17,045)	(3,275)
								$192,783	$(175,914)	$ 16,869

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
JPMorgan Chase & Co.	(121,000,000)	CZK	08/31/18	$5,930,500	$5,467,378	$463,122
Citigroup	(9,615,000)	BRL	10/01/18	2,773,956	2,464,373	309,583
JPMorgan Chase & Co.	(8,850,000)	BRL	10/01/18	2,568,940	2,268,300	300,640
Goldman Sachs	(96,300,000)	MXN	07/19/18	5,084,182	4,835,547	248,635
Goldman Sachs	(495,850,000)	HUF	12/20/18	2,002,059	1,779,410	222,649
Citigroup	(7,115,400)	ILS	10/31/18	2,031,636	1,964,521	67,115
Citigroup	(27,729,460)	CZK	08/20/18	1,305,100	1,252,223	52,877
Goldman Sachs	(4,984,800)	ILS	10/31/18	1,417,203	1,376,274	40,929
Goldman Sachs	(14,884,580)	CZK	08/20/18	703,496	672,166	31,330
Goldman Sachs	(160,000)	EUR	09/14/18	196,849	187,930	8,919
Goldman Sachs	(21,700,000)	JPY	07/20/18	199,539	196,238	3,301
Citigroup	(4,304)	CZK	07/12/18	198	194	4
						$1,749,104

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/Depreciation
JPMorgan Chase & Co.	9,232,000	BRL	10/01/18	$2,328,337	$2,366,208	$37,871
Deutsche Bank	1,867	CZK	07/12/18	(84)	84	0
Goldman Sachs	160,000	EUR	09/14/18	(187,977)	187,930	(47)
Goldman Sachs	96,300,000	MXN	07/19/18	(4,842,189)	4,835,547	(6,642)
Citigroup	9,233,000	BRL	10/01/18	(2,387,299)	2,366,465	(20,834)
						$10,348

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of June 30, 2018.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $321,108,630 (cost $321,237,349), or 64.5% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Rate indicated is the effective yield at the time of purchase.
5	Zero coupon rate security.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

6	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA	Bank of America
BRL	Brazilian Real
CME	Chicago Mercantile Exchange
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$7,306,194	$—	$—	$7,306,194
Asset Backed Securities	—	247,895,479	—	247,895,479
Corporate Bonds	—	119,001,970	—	119,001,970
Collateralized Mortgage Obligations	—	88,755,428	—	88,755,428
Foreign Government Debt	—	12,488,246	—	12,488,246
Commercial Paper	—	14,956,902	—	14,956,902
Repurchase Agreements	—	5,943,550	—	5,943,550
Interest Rate Swaps Agreements*	—	20,144	—	20,144
Forward Foreign Currency Exchange Contracts*	—	1,786,975	—	1,786,975
Total Assets	$7,306,194	$490,848,694	$—	$498,154,888

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaps Agreements*	$—	$3,275	$—	$3,275
Forward Foreign Currency Exchange Contracts*	—	27,523	—	27,523
Total Liabilities	$—	$30,798	$—	$30,798

* This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral.
For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated custodian and is evaulated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund II	Barclays			Cheniere Energy Partners
	2.40%			5.25%
	Open Maturity	$ 3,456,550	$ 3,456,550	10/01/25	$ 3,788,000	$ 3,688,754

	Jefferies & Company, Inc.			JF Funding LLC
	3.17%			0.00%
	07/02/18	2,487,000	2,495,310	08/01/18	2,617,826	2,617,826

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[1]	4,091,513	$4,091,513
Total Money Market Fund
(Cost $4,091,513)		4,091,513

	Face Amount~
ASSET-BACKED SECURITIES†† - 57.6%
Collateralized Loan Obligations - 55.8%
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.02% (3 Month USD LIBOR + 0.68%) due 02/17/26[2,3]	12,700,000	12,695,451
AIMCO CLO Series
2017-AA, 3.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	4,900,000	4,899,273
2018-AA, 3.20% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	4,000,000	3,995,086
ALM XII Ltd.
2018-12A, 2.98% (3 Month USD LIBOR + 0.89%) due 04/16/27[2,3]	4,200,000	4,201,153
2018-12A, 3.44% (3 Month USD LIBOR + 1.35%) due 04/16/27[2,3]	4,200,000	4,192,078
TICP CLO II-2 Ltd.
2018-IIA, 3.74% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	8,400,000	8,376,297
West CLO Ltd.
2017-1A, 3.28% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	6,200,000	6,191,627
BSL CLO Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 0.97%) due 07/17/28[2,3]	3,400,000	3,400,850
2018-1A, 3.34% (3 Month USD LIBOR + 0.95%) due 07/17/28[2,3]	2,100,000	2,100,210
KVK CLO Ltd.
2017-2A, 3.53% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	4,200,000	4,199,420
2017-1A, 3.64% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	1,300,000	1,297,446
OZLM VIII Ltd.
2017-8A, 3.48% (3 Month USD LIBOR + 1.13%) due 10/17/26[2,3]	4,900,000	4,899,182
Telos CLO Ltd.
2017-6A, 3.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	4,800,000	4,781,452

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 57.6% (continued)
Collateralized Loan Obligations - 55.8% (continued)
Octagon Investment Partners XIX Ltd.
2017-1A, 3.45% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	4,700,000	$4,699,519
OHA Loan Funding Ltd.
2017-1A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	4,600,000	4,604,749
ALM VI Ltd.
2018-6A, 4.10% (3 Month USD LIBOR + 1.75%) due 07/15/26[2,3]	3,600,000	3,582,000
2018-6A, 3.75% (3 Month USD LIBOR + 1.40%) due 07/15/26[2,3]	1,000,000	998,000
OZLM IX Ltd.
2017-9A, 3.58% (3 Month USD LIBOR + 1.22%) due 01/20/27[2,3]	2,750,000	2,750,736
2017-9A, 4.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[2,3]	1,750,000	1,749,700
Ivy Hill Middle Market Credit Fund X Ltd.
3.59% due 07/18/30	4,250,000	4,250,000
BlueMountain CLO 2016-1 Ltd.
2018-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 04/20/27[2,3]	4,250,000	4,240,036
Northwoods Capital XII-B Ltd.
2018-12BA, 3.29% (3 Month USD LIBOR + 0.95%) due 06/15/31[2,3]	4,250,000	4,221,796
AMMC CLO 15 Ltd.
2016-15A, 3.68% (3 Month USD LIBOR + 1.35%) due 12/09/26[2,3]	4,200,000	4,209,602
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,3]	4,200,000	4,200,404
TICP CLO III-2 Ltd.
2018-3R, 3.20% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	4,200,000	4,200,020
Flagship CLO VIII Ltd.
2018-8A, 4.14% (3 Month USD LIBOR + 1.80%) due 01/16/26[2,3]	4,200,000	4,200,000
MP CLO VIII Ltd.
2018-2A, 3.27% (3 Month USD LIBOR + 0.91%) due 10/28/27[2,3]	4,200,000	4,192,748

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 57.6% (continued)
Collateralized Loan Obligations - 55.8% (continued)
KVK CLO Ltd.
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%) due 05/20/29[2,3]	4,150,000	$4,149,732
Venture XII CLO Ltd.
2018-12A, 3.52% (3 Month USD LIBOR + 1.20%) due 02/28/26[2,3]	2,300,000	2,286,105
2018-12A, 3.12% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,3]	1,800,000	1,791,973
CIFC Funding Ltd.
2017-4A, 3.73% (3 Month USD LIBOR + 1.38%) due 10/17/26[2,3]	2,000,000	2,002,181
2017-3A, 3.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	2,000,000	2,000,059
MP CLO VII Ltd.
2017-1A, 3.20% (3 Month USD LIBOR + 0.84%) due 04/18/27[2,3]	4,000,000	3,998,042
Oaktree CLO 2015-1 Ltd.
2017-1A, 3.23% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	2,000,000	1,992,207
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	2,000,000	1,987,502
Steele Creek CLO 2014-1 Ltd.
2018-1RA, 2.99% (3 Month USD LIBOR + 0.65%) due 04/21/31[2,3]	2,280,000	2,279,958
2018-1RA, 3.41% (3 Month USD LIBOR + 1.07%) due 04/21/31[2,3]	1,550,000	1,538,986
Regatta V Funding Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 1.16%) due 10/25/26[2,3]	3,600,000	3,599,504
Cent CLO LP
2017-21A, 3.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	3,500,000	3,500,045
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.15% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	3,500,000	3,481,913
Marathon CLO V Ltd.
2017-5A, 3.20% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	3,400,000	3,386,431
Venture XVI CLO Ltd.
2018-16A, 3.20% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	3,350,000	3,345,912

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 57.6% (continued)
Collateralized Loan Obligations - 55.8% (continued)
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.89% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	3,200,000	$3,200,274
Shackleton 2015-VIII CLO Ltd.
2017-8A, 3.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[2,3]	3,200,000	3,199,582
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 2.82% (1 Month USD LIBOR + 0.75%) due 02/15/35[2,3]	3,200,000	3,198,509
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 2.95% (1 Month USD LIBOR + 0.88%) due 09/15/34[2,3]	3,200,000	3,189,864
Dryden XXV Senior Loan Fund
2017-25A, 3.70% (3 Month USD LIBOR + 1.35%) due 10/15/27[2,3]	3,130,000	3,120,112
MidOcean Credit CLO IV
2018-4A, 3.15% (3 Month USD LIBOR + 0.80%) due 04/15/27[2,3]	3,000,000	2,994,549
BSL CLO Ltd.
2018-1A, 4.02% (3 Month USD LIBOR + 1.65%) due 07/17/28[2,3]	3,000,000	2,992,500
Northwoods Capital Ltd.
2017-14A, 3.66% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	2,800,000	2,791,105
Hunt CRE Ltd.
2017-FL1, 3.07% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,3]	2,700,000	2,687,052
Golub Capital Partners CLO Ltd.
2016-33A, 4.81% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	2,500,000	2,501,970
Carlyle Global Market Strategies CLO 2015-2 Ltd.
2018-2A, 3.15% (3 Month USD LIBOR + 0.78%) due 04/27/27[2,3]	2,250,000	2,242,872
Vibrant CLO III Ltd.
2016-3A, 3.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	2,200,000	2,200,790
FS Senior Funding Ltd.
2015-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	2,200,000	2,196,246

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 57.6% (continued)
Collateralized Loan Obligations - 55.8% (continued)
Figueroa CLO 2013-2 Ltd.
2018-2A, 3.17% (3 Month USD LIBOR + 1.50%) due 06/20/27[2,3]	2,100,000	$2,100,000
Venture XVII CLO Ltd.
2018-17A, 3.23% (3 Month USD LIBOR + 0.88%) due 04/15/27[2,3]	2,100,000	2,095,285
ACIS CLO Ltd.
2014-3A, 3.87% (3 Month USD LIBOR + 1.51%) due 02/01/26[2,3]	1,000,000	1,000,029
2015-6A, 3.95% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	1,000,000	999,861
Flatiron CLO Ltd.
2017-1A, 4.00% (3 Month USD LIBOR + 1.65%) due 01/17/26[2,3]	2,000,000	1,999,849
Regatta III Funding Ltd.
2017-1A, 3.40% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	1,999,769
Avery Point V CLO Ltd.
2017-5A, 3.33% (3 Month USD LIBOR + 0.98%) due 07/17/26[2,3]	2,000,000	1,998,957
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,3]	2,000,000	1,994,491
GPMT Ltd.
2018-FL1, 2.99% (1 Month USD LIBOR + 0.90%) due 11/21/35[2,3]	1,700,000	1,696,835
BDS
2018-FL1, 2.92% (1 Month USD LIBOR + 0.85%) due 01/15/35[2,3]	1,600,000	1,598,651
Resource Capital Corporation Ltd.
2017-CRE5, 2.87% (1 Month USD LIBOR + 0.80%) due 07/15/34[2,3]	1,483,196	1,483,195
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.76% (3 Month USD LIBOR + 1.40%) due 04/25/26[2,3]	1,400,000	1,399,927
Vibrant CLO II Ltd.
2017-2A, 3.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,373,052	1,373,092
AIMCO CLO Series
2018-AA, 2.39% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	1,350,000	1,350,108

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 57.6% (continued)
Collateralized Loan Obligations - 55.8% (continued)
VMC Finance LLC
2018-FL1, 2.89% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,3]	1,255,124	$1,251,748
Ares XXXIII CLO Ltd.
2016-1A, 3.67% (3 Month USD LIBOR + 1.35%) due 12/05/25[2,3]	1,200,000	1,203,170
Cerberus Loan Funding XVI, LP
2016-2A, 4.40% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,100,000	1,105,445
Jamestown CLO III Ltd.
2017-3A, 3.49% (3 Month USD LIBOR + 1.14%) due 01/15/26[2,3]	1,105,305	1,105,243
Cent CLO Ltd.
2013-19A, 3.69% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	1,030,631	1,031,107
KKR CLO 15 Ltd.
2016-15, 3.92% (3 Month USD LIBOR + 1.56%) due 10/18/28[2,3]	1,000,000	1,002,600
WhiteHorse VI Ltd.
2016-1A, 4.26% (3 Month USD LIBOR + 1.90%) due 02/03/25[2,3]	1,000,000	999,899
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.63% (3 Month USD LIBOR + 1.27%) due 04/20/30[2,3]	1,000,000	999,860
Seneca Park CLO Limited
2017-1A, 3.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[2,3]	1,000,000	999,858
Venture XIX CLO Ltd.
2016-19A, 4.35% (3 Month USD LIBOR + 2.00%) due 01/15/27[2,3]	1,000,000	999,709
Shackleton CLO Ltd.
2016-7A, 4.30% (3 Month USD LIBOR + 1.95%) due 04/15/27[2,3]	1,000,000	999,697
Monroe Capital CLO Ltd.
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[2,3]	1,000,000	999,461
Crown Point CLO III Ltd.
2017-3A, 3.26% (3 Month USD LIBOR + 0.91%) due 12/31/27[2,3]	1,000,000	998,729
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,3]	1,000,000	998,017

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 57.6% (continued)
Collateralized Loan Obligations - 55.8% (continued)
Jackson Mill CLO Ltd.
2018-1A, 3.92% (3 Month USD LIBOR + 1.85%) due 04/15/27[2,3]	1,000,000	$992,548
Tennenbaum Senior Loan Funding III LLC
2014-3, 4.04% (3 Month USD LIBOR + 2.05%) due 10/24/24[3]	637,343	637,533
Brentwood CLO Corp.
2006-1A, 3.18% (3 Month USD LIBOR + 0.82%) due 02/01/22[2,3]	571,688	568,426
NewMark Capital Funding CLO Ltd.
2013-1A, 3.44% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	423,068	423,106
Venture VII CDO Ltd.
2006-7A, 2.59% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	390,731	390,734
Cereberus ICQ Levered LLC
2015-1A, 4.40% (3 Month USD LIBOR + 2.05%) due 11/06/25[2,3]	269,823	269,838
Total Collateralized Loan Obligations		236,251,587
Single Family Residence - 0.7%
CoreVest American Finance Trust
2018-1, 3.80% due 06/15/51[2]	2,950,000	2,945,605
Transport-Aircraft - 0.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,500,000	2,511,498
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	2,250,000	2,155,233
Total Asset-Backed Securities
(Cost $244,342,706)		243,863,923
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.8%
Residential Mortgage Backed Securities - 20.6%

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.8% (continued)
Residential Mortgage Backed Securities - 20.6% (continued)
Towd Point Mortgage Trust
2017-5, 2.69% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	4,298,454	$4,302,436
2018-2, 3.25% (WAC) due 03/25/58[2,3]	4,162,347	4,119,633
2018-3, 3.75% (WAC) due 05/25/58[2,3]	3,300,000	3,305,016
2017-6, 2.75% (WAC) due 10/25/57[2,3]	2,641,316	2,574,049
Saxon Asset Securities Trust
2007-3, 2.40% (1 Month USD LIBOR + 0.31%) due 09/25/47[3]	8,507,804	8,339,813
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	5,300,000	5,303,120
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.23% (1 Month USD LIBOR + 0.14%) due 11/25/36[3]	4,753,648	4,601,829
CSMC Series
2014-7R, 2.11% (WAC) due 10/27/36[2,3]	1,270,739	1,265,427
2014-2R, 2.16% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,218,160	1,150,879
2014-7R, 2.12% (WAC) due 12/27/37[2,3]	1,160,651	1,140,949
Home Equity Loan Trust
2007-FRE1, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[3]	3,762,990	3,536,180
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.30% (1 Month USD LIBOR + 0.21%) due 02/25/37[3]	3,181,490	3,127,272
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	3,053,973	3,050,037
Countrywide Asset-Backed Certificates
2006-6, 2.26% (1 Month USD LIBOR + 0.17%) due 09/25/36[3]	1,610,249	1,577,065
2007-8, 2.28% (1 Month USD LIBOR + 0.19%) due 11/25/37[3]	1,467,068	1,387,505

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.8% (continued)
Residential Mortgage Backed Securities - 20.6% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.72% (1 Month USD LIBOR + 0.63%) due 11/25/37[3]	2,440,211	$2,426,261
2006-BC1, 2.25% (1 Month USD LIBOR + 0.16%) due 03/25/36[3]	288,333	286,961
2006-NC1, 2.24% (1 Month USD LIBOR + 0.15%) due 05/25/36[3]	172,572	170,735
Soundview Home Loan Trust
2006-OPT5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[3]	2,963,025	2,871,910
NovaStar Mortgage Funding Trust Series
2007-2, 2.29% (1 Month USD LIBOR + 0.20%) due 09/25/37[3]	2,714,689	2,626,459
Nationstar Home Equity Loan Trust
2007-B, 2.31% (1 Month USD LIBOR + 0.22%) due 04/25/37[3]	2,526,634	2,486,300
Argent Securities Inc. Asset-Backed Pass-Through Certificates Series
2005-W2, 2.58% (1 Month USD LIBOR + 0.49%) due 10/25/35[3]	2,000,000	2,000,966
HarborView Mortgage Loan Trust
2006-14, 2.23% (1 Month USD LIBOR + 0.15%) due 01/25/47[3]	2,100,308	1,996,029
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Ctfs Ser
2005-R10, 2.52% (1 Month USD LIBOR + 0.43%) due 01/25/36[3]	1,800,000	1,802,690
CIT Mortgage Loan Trust
2007-1, 3.44% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	960,172	968,259
2007-1, 3.54% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	686,093	690,748
GCAT LLC
2018-1, 3.84% due 06/25/48[2]	1,594,678	1,593,597

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.8% (continued)
Residential Mortgage Backed Securities - 20.6% (continued)
New Residential Mortgage Loan Trust
2017-5A, 3.59% (1 Month USD LIBOR + 1.50%) due 06/25/57[2,3]	1,397,944	$1,435,379
Soundview Home Loan Trust
2006-1, 2.39% (1 Month USD LIBOR + 0.30%) due 02/25/36[3]	1,392,674	1,393,993
Morgan Stanley Home Equity Loan Trust
2006-2, 2.37% (1 Month USD LIBOR + 0.28%) due 02/25/36[3]	1,315,554	1,313,344
Banc of America Funding Trust
2015-R2, 2.35% (1 Month USD LIBOR + 0.26%) due 04/29/37[2,3]	1,350,000	1,311,846
Alternative Loan Trust
2007-OA7, 2.23% (1 Month USD LIBOR + 0.14%) due 05/25/47[3]	1,276,211	1,231,229
Mill City Mortgage Loan Trust
2017-1, 2.75% (WAC) due 11/25/58[2,3]	1,200,563	1,182,317
LSTAR Securities Investment Trust
2018-2, 3.48% (1 Month USD LIBOR + 1.50%) due 04/01/23[2,3]	1,152,279	1,152,682
GSAMP Trust
2005-HE6, 2.53% (1 Month USD LIBOR + 0.44%) due 11/25/35[3]	1,107,855	1,110,773
Structured Asset Investment Loan Trust
2005-1, 2.81% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	524,579	525,385
2005-2, 2.83% (1 Month USD LIBOR + 0.74%) due 03/25/35[3]	522,734	523,548
Encore Credit Receivables Trust
2005-4, 2.53% (1 Month USD LIBOR + 0.44%) due 01/25/36[3]	1,021,929	1,019,239
FBR Securitization Trust
2005-2, 2.84% (1 Month USD LIBOR + 0.75%) due 09/25/35[3]	1,000,000	1,001,496

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.8% (continued)
Residential Mortgage Backed Securities - 20.6% (continued)
Park Place Securities Inc. Asset Backed Pass Through Certificates Series
2005-WHQ3, 3.04% (1 Month USD LIBOR + 0.95%) due 06/25/35[3]	1,000,000	$1,000,453
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.27% (1 Month USD LIBOR + 0.18%) due 04/25/35[3]	931,586	930,511
Fannie Mae Connecticut Avenue Securities
2016-C01, 4.04% (1 Month USD LIBOR + 1.95%) due 08/25/28[3]	470,988	472,992
2016-C02, 4.24% (1 Month USD LIBOR + 2.15%) due 09/25/28[3]	433,248	435,771
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.34% (1 Month USD LIBOR + 0.25%) due 12/25/35[3]	842,273	838,712
Aames Mortgage Investment Trust
2006-1, 2.41% (1 Month USD LIBOR + 0.32%) due 04/25/36[3]	384,538	384,687
Ellington Loan Acquisition Trust
2007-2, 3.04% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	322,337	322,672
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[2]	254,785	256,786
GSMSC Resecuritization Trust
2014-3R, 2.14% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	221,475	220,585
New Century Home Equity Loan Trust Series
2005-C, 2.34% (1 Month USD LIBOR + 0.25%) due 12/25/35[3]	202,667	202,367

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.8% (continued)
Residential Mortgage Backed Securities - 20.6% (continued)
Accredited Mortgage Loan Trust
2007-1, 2.22% (1 Month USD LIBOR + 0.13%) due 02/25/37[3]	156,615	$156,031
Total Residential Mortgage Backed Securities		87,124,923
Commercial Mortgage Backed Securities - 3.2%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.95% (1 Month USD LIBOR + 0.75%) due 12/15/34[2,3]	4,000,000	4,001,443
Morgan Stanley Capital I, Inc.
2018-H3, 1.00% (WAC) due 07/15/51[3]	56,000,000	3,525,519
Hospitality Mortgage Trust
2017-HIT, 2.88% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	2,400,000	2,400,102
GS Mortgage Securities Corporation Trust
2017-STAY, 2.92% (1 Month USD LIBOR + 0.85%) due 07/15/32[2,3]	2,000,000	2,001,633
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.66% (WAC) due 06/15/51[3]	33,650,000	1,566,058
Total Commercial Mortgage Backed Securities		13,494,755
Total Collateralized Mortgage Obligations
(Cost $100,452,272)		100,619,678
CORPORATE BONDS†† - 15.6%
Financial - 10.8%
Station Place Securitization Trust
2.84% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	5,700,000	5,700,000
2.96% (1 Month USD LIBOR + 1.00%) due 08/24/18[2,3]	3,050,000	3,046,770
2.86% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	1,400,000	1,400,000
Goldman Sachs Group, Inc.
3.54% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,450,000	1,471,761
4.10% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,250,000	1,290,799
3.07% (3 Month USD LIBOR + 0.73%) due 12/27/20[3]	300,000	301,023

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 15.6% (continued)
Financial - 10.8% (continued)
Sumitomo Mitsui Trust Bank Ltd.
3.27% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,200,000	$2,217,622
2.77% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	800,000	800,997
Station Place Securitization Trust Series
3.21% (1 Month USD LIBOR + 1.25%) due 11/24/18[2,3]	3,000,000	3,000,000
Capital One Financial Corp.
2.81% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,550,000	1,544,150
3.12% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,050,000	1,054,410
Mizuho Financial Group, Inc.
3.47% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,550,000	2,587,988
Bank of America Corp.
2.99% (3 Month USD LIBOR + 0.65%) due 10/01/21[3]	1,500,000	1,505,312
3.02% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	900,000	903,501
Sumitomo Mitsui Financial Group, Inc.
4.01% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	1,391,858
3.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,000,000	1,015,718
Australia & New Zealand Banking Group Ltd.
3.29% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,384,668
UBS Group Funding Switzerland AG
4.13% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	2,250,000	2,322,766
Citigroup, Inc.
3.71% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	2,015,000	2,059,092
Santander UK plc
3.82% (3 Month USD LIBOR + 1.48%) due 03/14/19[3]	1,900,000	1,915,609
Assurant, Inc.
3.59% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,150,000	1,152,890
Morgan Stanley
2.90% (3 Month USD LIBOR + 0.55%) due 02/10/21[3]	1,125,000	1,127,204
Lloyds Bank plc
2.85% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	1,100,000	1,101,555
Station Place Securitization Trust Series
2.71% (1 Month USD LIBOR + 0.70%) due 06/24/19[2,3]	950,000	950,000

	Face Amount~	Value
CORPORATE BONDS†† - 15.6% (continued)
Financial - 10.8% (continued)
Synchrony Financial
3.58% (3 Month USD LIBOR + 1.23%) due 02/03/20[3]	900,000	$908,439
Mitsubishi UFJ Financial Group, Inc.
4.18% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	823,000	852,000
Sumitomo Mitsui Banking Corp.
2.70% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	700,000	699,985
Capital One North America
3.10% (3 Month USD LIBOR + 0.77%) due 09/13/19[3]	650,000	653,503
UBS AG
2.78% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	250,041
Total Financial		45,609,661
Consumer, Non-cyclical - 3.2%
Express Scripts Holding Co.
3.07% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,145,000	3,146,959
General Mills, Inc.
2.89% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,000,000	3,004,458
CVS Health Corp.
2.96% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,300,000	1,305,010
3.05% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,200,000	1,206,049
Allergan Funding SCS
3.58% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	1,706,000	1,724,450
Zimmer Biomet Holdings, Inc.
3.08% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,650,000	1,652,782
Kraft Heinz Foods Co.
2.92% (3 Month USD LIBOR + 0.57%) due 02/10/21[3]	1,400,000	1,401,607
Total Consumer, Non-cyclical		13,441,315
Energy - 0.8%
Phillips 66
2.92% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,850,000	1,852,874
Equities Corp.
3.08% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	1,600,000	1,600,824
Total Energy		3,453,698

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 15.6% (continued)
Communications - 0.4%
Discovery Communications LLC
3.03% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	1,500,000	$1,506,912
Industrial - 0.3%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	1,300,000	1,312,090
Technology - 0.1%
Infor US, Inc.
5.75% due 08/15/20[2]	550,000	556,875
Total Corporate Bonds
(Cost $65,788,741)		65,880,551
FOREIGN GOVERNMENT DEBT†† - 2.1%
Czech Republic
due 08/31/18[5]	CSK 100,000,000	4,494,631
4.60% due 08/18/18[6]	CSK 32,590,000	1,472,758
Total Czech Republic		5,967,389
State of Israel
due 10/31/18[5]	ILS 10,100,000	2,773,545
Government of Japan
due 07/20/18[5]	JPY 21,700,000	196,018
Government of Japan
due 07/09/18[5]	JPY 10,000,000	90,328
Total Japan		286,346
Total Foreign Government Debt
(Cost $9,527,616)		9,027,280
SENIOR FLOATING RATE INTERESTS††,3 - 0.7%
Financial - 0.3%
Fly Leasing Ltd.
4.37% (3 Month USD LIBOR + 2.00%) due 02/09/23	1,162,731	1,159,336
Communications - 0.2%
Sprint Communications, Inc.
4.63% (1 Month USD LIBOR + 2.50%) due 02/02/24	1,135,625	1,129,470

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 0.7% (continued)
Technology - 0.1%
First Data Corp.
4.09% (1 Month USD LIBOR + 2.00%) due 04/26/24	540,123	$536,553
Consumer, Non-cyclical - 0.1%
Smart & Final Stores LLC
5.59% (1 Month USD LIBOR + 3.50%) due 11/15/22	318,900	310,927
Total Senior Floating Rate Interests
(Cost $3,152,148)		3,136,286
REPURCHASE AGREEMENTS††,4 - 1.2%
Barclays plc	2,869,940	2,869,940
issued 04/30/18 at 2.21%
due 12/31/49
Jefferies & Company, Inc.	2,080,000	2,080,000
issued 05/25/18 at 3.17%
due 07/02/18
Total Repurchase Agreements
(Cost $4,949,940)		4,949,940
Total Investments - 102.0%
(Cost $432,304,936)		$431,569,171
Other Assets & Liabilities, net - (2.0)%		(8,544,860)
Total Net Assets - 100.0%		$423,024,311

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Gain (Loss)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	$26,330,000	$115,589	$128,391	$(12,802)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	8,630,000	64,380	62,572	1,808
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.77%	Quarterly	04/13/25	3,200,000	29,376	29,541	(165)
								$209,345	$220,504	$(11,159)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
JPMorgan Chase & Co.	(100,000,000)	CZK	08/31/18	$4,901,239	$4,518,494	$382,745
Citigroup	(7,755,000)	BRL	10/01/18	2,239,896	1,987,646	252,250
JPMorgan Chase & Co.	(7,200,000)	BRL	10/01/18	2,089,986	1,845,397	244,589
Goldman Sachs	(79,600,000)	MXN	07/19/18	4,202,502	3,996,984	205,518
Citigroup	(5,879,250)	ILS	10/31/18	1,678,682	1,623,227	55,455
Citigroup	(23,461,780)	CZK	08/20/18	1,104,239	1,059,500	44,739
Goldman Sachs	(4,271,250)	ILS	10/31/18	1,214,338	1,179,268	35,070
Goldman Sachs	(10,627,360)	CZK	08/20/18	502,285	479,916	22,369
Goldman Sachs	(80,000)	EUR	09/14/18	98,425	93,965	4,460

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Goldman Sachs	(21,700,000)	JPY	07/20/18	199,539	196,238	3,301
Goldman Sachs	(10,000,000)	JPY	07/09/18	93,571	90,364	3,207
Citigroup	(3,439)	CZK	07/12/18	158	155	3
						$1,253,706

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/Depreciation
JPMorgan Chase & Co.	7,477,000	BRL	10/01/18	$(1,885,723)	$1,916,393	$30,670
Deutsche Bank	1,517	CZK	07/12/18	(68)	68	—
Goldman Sachs	80,000	EUR	09/14/18	(93,988)	93,965	(23)
Goldman Sachs	79,600,000	MXN	07/19/18	(4,002,474)	3,996,984	(5,490)
Citigroup	7,478,000	BRL	10/01/18	(1,933,524)	1,916,650	(16,874)
						$8,283

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of June 30, 2018.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $307,193,199 (cost $307,596,310), or 72.6% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
5	Zero Coupon rate security.
6	Rate indicated is effective yield at time of purchase.

BofA	Bank of America
BRL	Brazilian Real
CME	Chicago Mercantile Exchange
CZK	Czech Koruna
EUR	Euro
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$4,091,513	$—	$—	$4,091,513
Asset-Backed Securities	—	243,863,923	—	243,863,923
Collateralized Mortgage Obligations	—	100,619,678	—	100,619,678
Corporate Bonds	—	65,880,551	—	65,880,551
Foreign Government Debt	—	9,027,280	—	9,027,280
Senior Floating Rate Interests	—	3,136,286	—	3,136,286
Repurchase Agreements	—	4,949,940	—	4,949,940

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Interest Rate Swaps Agreements*	—	1,808	—	1,808
Forward Foreign Currency Exchange Contracts*	—	1,284,376	—	1,284,376
Total Assets	$4,091,513	$428,763,842	$—	$432,855,355

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaps Agreements*	$—	$12,967	$—	$12,967
Forward Foreign Currency Exchange Contracts*	—	22,387	—	22,387
Total Liabilities	$—	$35,354	$—	$35,354

* This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral.
For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated custodian and is evaulated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund III	Barclays			Netflix Inc.
	2.40%			4.88%
	Open Maturity	$ 2,869,940	$ 2,869,940	04/15/28	$ 3,303,000	$ 3,141,814

	Jefferies & Company, Inc.			JF Funding LLC
	3.17%			0.00%
	07/02/18	2,080,000	2,086,950	08/01/18	2,189,455	2,189,455

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.68%[1]	2,157,880	$2,157,880
Total Money Market Fund
(Cost $2,157,880)		2,157,880

	Face Amount~
ASSET-BACKED SECURITIES†† - 58.5%
Collateralized Loan Obligations - 56.5%
KVK CLO Ltd.
2017-2A, 3.53% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	2,600,000	2,599,641
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%) due 05/20/29[2,3]	1,750,000	1,749,887
2017-1A, 3.64% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	1,000,000	998,035
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.02% (3 Month USD LIBOR + 0.68%) due 02/17/26[2,3]	5,300,000	5,298,102
TICP CLO II-2 Ltd.
2018-IIA, 3.74% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	3,500,000	3,490,124
ALM XII Ltd.
2018-12A, 2.98% (3 Month USD LIBOR + 0.89%) due 04/16/27[2,3]	1,700,000	1,700,466
2018-12A, 3.44% (3 Month USD LIBOR + 1.35%) due 04/16/27[2,3]	1,700,000	1,696,793
BSL CLO Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 0.97%) due 07/17/28[2,3]	1,400,000	1,400,350
2018-1A, 4.02% (3 Month USD LIBOR + 1.65%) due 07/17/28[2,3]	1,000,000	997,500
2018-1A, 3.34% (3 Month USD LIBOR + 0.95%) due 07/17/28[2,3]	900,000	900,090
Golub Capital Partners CLO Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,3]	1,700,000	1,700,163
2016-33A, 4.81% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	1,500,000	1,501,182
Octagon Investment Partners XIX Ltd.
2017-1A, 3.45% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	2,700,000	2,699,724
AIMCO CLO Series
2017-AA, 3.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	2,700,000	2,699,600

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 58.5% (continued)
Collateralized Loan Obligations - 56.5% (continued)
OZLM VIII Ltd.
2017-8A, 3.48% (3 Month USD LIBOR + 1.13%) due 10/17/26[2,3]	2,700,000	$2,699,549
Telos CLO Ltd.
2017-6A, 3.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	2,700,000	2,689,567
OHA Loan Funding Ltd.
2017-1A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	2,600,000	2,602,684
Seneca Park CLO Limited
2017-1A, 3.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[2,3]	2,600,000	2,599,630
Cent CLO LP
2017-21A, 3.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	2,000,000	2,000,026
Regatta III Funding Ltd.
2017-1A, 3.40% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	1,999,769
Venture XVI CLO Ltd.
2018-16A, 3.20% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	1,900,000	1,897,681

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Face Amount~		Value
FS Senior Funding Ltd.
2015-1A, 3.10% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	1,850,000	$1,846,843
TICP CLO III-2 Ltd.
2018-3R, 3.20% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	1,800,000	1,800,009
Flagship CLO VIII Ltd.
2018-8A, 4.14% (3 Month USD LIBOR + 1.80%) due 01/16/26[2,3]	1,800,000	1,800,000
MP CLO VIII Ltd.
2018-2A, 3.27% (3 Month USD LIBOR + 0.91%) due 10/28/27[2,3]	1,750,000	1,746,978
BlueMountain CLO Ltd.
2018-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 04/20/27[2,3]	1,750,000	1,745,897
Venture XII CLO Ltd.
2018-12A, 3.12% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,3]	1,750,000	1,742,196
Northwoods Capital XII-B Ltd.
2018-12BA, 3.29% (3 Month USD LIBOR + 0.95%) due 06/15/31[2,3]	1,750,000	1,738,387

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 58.5% (continued)
Collateralized Loan Obligations - 56.5% (continued)
AMMC CLO 15 Ltd.
2016-15A, 3.68% (3 Month USD LIBOR + 1.35%) due 12/09/26[2,3]	1,700,000	$1,703,887
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 3.59% due 07/18/30[2]	1,700,000	1,700,000
Northwoods Capital Ltd.
2017-14A, 3.66% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	1,600,000	1,594,917
AIMCO CLO Series 2018-A
2018-AA, 2.39% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	1,500,000	1,500,120
ALM VI Ltd.
2018-6A, 4.10% (3 Month USD LIBOR + 1.75%) due 07/15/26[2,3]	1,500,000	1,492,500
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.15% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	1,500,000	1,492,248
Hunt CRE Ltd.
2017-FL1, 3.07% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,3]	1,400,000	1,393,286
Vibrant CLO II Ltd.
2017-2A, 3.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,373,052	1,373,092
Vibrant CLO III Ltd.
2016-3A, 3.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	1,300,000	1,300,467
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 2.82% (1 Month USD LIBOR + 0.75%) due 02/15/35[2,3]	1,300,000	1,299,395
West CLO Ltd.
2017-1A, 3.28% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	1,200,000	1,198,379
Crown Point CLO III Ltd.
2017-3A, 3.80% (3 Month USD LIBOR + 1.45%) due 12/31/27[2,3]	1,100,000	1,099,288
Cerberus Loan Funding XVI, LP
2016-2A, 4.40% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,000,000	1,004,950
CIFC Funding Ltd.
2017-3A, 3.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	1,000,000	1,000,030

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 58.5% (continued)
Collateralized Loan Obligations - 56.5% (continued)
Golub Capital BDC CLO LLC
2018-1A, 3.76% (3 Month USD LIBOR + 1.40%) due 04/25/26[2,3]	1,000,000	$999,948

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
WhiteHorse VI Ltd.
2016-1A, 4.26% (3 Month USD LIBOR + 1.90%) due 02/03/25[2,3]	1,000,000	$999,899
ACIS CLO Ltd.
2015-6A, 3.95% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	1,000,000	999,861
OZLM IX Ltd.
2017-9A, 4.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[2,3]	1,000,000	999,828
MidOcean Credit CLO IV
2018-4A, 3.15% (3 Month USD LIBOR + 0.80%) due 04/15/27[2,3]	1,000,000	998,183
GPMT Ltd.
2018-FL1, 2.99% (1 Month USD LIBOR + 0.90%) due 11/21/35[2,3]	1,000,000	998,138
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,3]	1,000,000	998,017
Venture XVII CLO Ltd.
2018-17A, 3.23% (3 Month USD LIBOR + 0.88%) due 04/15/27[2,3]	1,000,000	997,755
Dryden XXV Senior Loan Fund
2017-25A, 3.70% (3 Month USD LIBOR + 1.35%) due 10/15/27[2,3]	1,000,000	996,841
Marathon CLO V Ltd.
2017-5A, 3.20% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	1,000,000	996,009
Oaktree CLO Ltd.
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	1,000,000	993,751
Steele Creek CLO Ltd.
2018-1RA, 3.41% (3 Month USD LIBOR + 1.07%) due 04/21/31[2,3]	1,000,000	992,894
VMC Finance LLC
2018-FL1, 2.89% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,3]	965,480	962,883
Cent CLO Ltd.
2013-19A, 3.69% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	936,938	937,370

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 58.5% (continued)
Collateralized Loan Obligations - 56.5% (continued)
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.15% (3 Month USD LIBOR + 0.78%) due 04/27/27[2,3]	900,000	$897,149
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,3]	850,000	847,659
BDS 2018-FL1
2018-FL1, 2.92% (1 Month USD LIBOR + 0.85%) due 01/15/35[2,3]	650,000	649,452
Tennenbaum Senior Loan Funding III LLC
2014-3, 4.04% (3 Month USD LIBOR + 2.05%) due 10/24/24[3]	637,343	637,533
Jamestown CLO III Ltd.
2017-3A, 3.49% (3 Month USD LIBOR + 1.14%) due 01/15/26[2,3]	614,058	614,024
NewMark Capital Funding CLO Ltd.
2013-1A, 3.44% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	423,068	423,106
Venture VII CDO Ltd.
2006-7A, 2.59% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	390,731	390,734
Total Collateralized Loan Obligations		95,824,466
Single Family Residence - 0.7%
CoreVest American Finance Trust
2018-1, 3.80% due 06/15/51[2]	1,200,000	1,198,212
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	1,250,000	1,197,352

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Face Amount~		Value
Transport-Aircraft - 0.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,000,000	$1,004,599
Total Asset-Backed Securities
(Cost $99,393,954)		99,224,629

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.4%
Residential Mortgage Backed Securities - 21.7%
Towd Point Mortgage Trust
2017-5, 2.69% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	1,784,264	$1,785,917
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,734,311	1,716,514
Saxon Asset Securities Trust
2007-3, 2.40% (1 Month USD LIBOR + 0.31%) due 09/25/47[3]	3,506,595	3,437,355
CSMC Series
2014-7R, 2.11% (WAC) due 10/27/36[2,3]	1,228,381	1,223,246
2014-7R, 2.12% (WAC) due 12/27/37[2,3]	1,160,651	1,140,949
2014-2R, 2.16% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,028,669	971,853
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.23% (1 Month USD LIBOR + 0.14%) due 11/25/36[3]	2,776,671	2,685,713
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.30% (1 Month USD LIBOR + 0.21%) due 02/25/37[3]	1,331,384	1,308,696
2008-BC4, 2.72% (1 Month USD LIBOR + 0.63%) due 11/25/37[3]	1,196,182	1,189,343
2006-NC1, 2.24% (1 Month USD LIBOR + 0.15%) due 05/25/36[3]	172,572	170,735
Soundview Home Loan Trust
2006-OPT5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[3]	1,351,999	1,310,424
2006-1, 2.39% (1 Month USD LIBOR + 0.30%) due 02/25/36[3]	952,883	953,784
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	2,100,000	2,101,236
Countrywide Asset-Backed Certificates
2007-8, 2.28% (1 Month USD LIBOR + 0.19%) due 11/25/37[3]	1,128,514	1,067,312
2006-6, 2.26% (1 Month USD LIBOR + 0.17%) due 09/25/36[3]	1,041,926	1,020,454
Home Equity Loan Trust
2007-FRE1, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[3]	1,549,466	1,456,074

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.4% (continued)
Residential Mortgage Backed Securities - 21.7% (continued)
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,240,677	$1,239,077
GSAMP Trust
2005-HE6, 2.53% (1 Month USD LIBOR + 0.44%) due 11/25/35[3]	1,059,687	1,062,478
NovaStar Mortgage Funding Trust Series
2007-2, 2.29% (1 Month USD LIBOR + 0.20%) due 09/25/37[3]	1,061,196	1,026,707
Encore Credit Receivables Trust
2005-4, 2.53% (1 Month USD LIBOR + 0.44%) due 01/25/36[3]	1,021,929	1,019,239
Structured Asset Investment Loan Trust
2005-2, 2.83% (1 Month USD LIBOR + 0.74%) due 03/25/35[3]	522,734	523,548
2005-1, 2.81% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	493,721	494,480
FBR Securitization Trust
2005-2, 2.84% (1 Month USD LIBOR + 0.75%) due 09/25/35[3]	1,000,000	1,001,496
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Ser
2005-R10, 2.52% (1 Month USD LIBOR + 0.43%) due 01/25/36[3]	1,000,000	1,001,494

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.58% (1 Month USD LIBOR + 0.49%) due 10/25/35[3]	1,000,000	$1,000,483
HarborView Mortgage Loan Trust
2006-14, 2.23% (1 Month USD LIBOR + 0.15%) due 01/25/47[3]	1,050,154	998,015
CIT Mortgage Loan Trust
2007-1, 3.44% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	732,335	738,503
2007-1, 3.54% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	221,320	222,822

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.4% (continued)
Residential Mortgage Backed Securities - 21.7% (continued)
LSTAR Securities Investment Trust
2018-2, 3.48% (1 Month USD LIBOR + 1.50%) due 04/01/23[2,3]	960,233	$960,569
GCAT LLC
2018-1, 3.84% due 06/25/48[2]	676,530	676,071
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.24% (1 Month USD LIBOR + 2.15%) due 09/25/28[3]	240,694	242,095
2016-C01, 4.04% (1 Month USD LIBOR + 1.95%) due 08/25/28[3]	230,261	231,241
GSMSC Resecuritization Trust
2014-3R, 2.14% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	221,475	220,585
Ellington Loan Acquisition Trust
2007-2, 3.04% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	183,146	183,336
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[2]	169,857	171,191
New Century Home Equity Loan Trust Series
2005-C, 2.34% (1 Month USD LIBOR + 0.25%) due 12/25/35[3]	166,902	166,655
Accredited Mortgage Loan Trust
2007-1, 2.22% (1 Month USD LIBOR + 0.13%) due 02/25/37[3]	81,712	81,407
Total Residential Mortgage Backed Securities		36,801,097
Commercial Mortgage Backed Securities - 1.7%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.95% (1 Month USD LIBOR + 0.75%) due 12/15/34[2,3]	1,500,000	1,500,541
Hospitality Mortgage Trust
2017-HIT, 2.88% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	1,300,000	1,300,055
Total Commercial Mortgage Backed Securities		2,800,596
Total Collateralized Mortgage Obligations
(Cost $39,434,160)		39,601,693

	Face Amount~	Value
CORPORATE BONDS†† - 14.4%
Financial - 10.6%
Station Place Securitization Trust
2.84% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	2,800,000	$2,800,000
3.09% (1 Month USD LIBOR + 1.00%) due 03/24/19[2,3]	1,750,000	1,750,000
2.71% (1 Month USD LIBOR + 0.70%) due 06/24/19[2,3]	700,000	700,000
2.86% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	700,000	700,000
Sumitomo Mitsui Trust Bank Ltd.
3.27% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	1,300,000	1,310,413
2.77% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	100,000	100,125
Bank of America Corp.
3.02% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	1,295,000	1,300,038

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
Santander UK plc
3.82% (3 Month USD LIBOR + 1.48%) due 03/14/19[3]	1,200,000	$1,209,858
Capital One Financial Corp.
2.81% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,060,000	1,055,999
3.12% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	150,000	150,630
Goldman Sachs Group, Inc.
4.10% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	800,000	826,111
3.54% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	300,000	304,502
Sumitomo Mitsui Financial Group, Inc.
3.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,100,000	1,117,290
Australia & New Zealand Banking Group Ltd.
3.29% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,116,228
UBS AG
2.78% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	1,100,000	1,100,183
Mizuho Financial Group, Inc.
3.47% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	650,000	659,683
Assurant, Inc.
3.59% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	500,000	501,256
Lloyds Bank plc
2.85% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	450,000	450,636
Mitsubishi UFJ Financial Group, Inc.
4.18% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	255,704
Sumitomo Mitsui Banking Corp.
2.70% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	249,995

	Face Amount~	Value
CORPORATE BONDS†† - 14.4% (continued)
Financial - 10.6% (continued)
Citigroup, Inc.
3.71% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	200,000	$204,376
Capital One North America
3.10% (3 Month USD LIBOR + 0.77%) due 09/13/19[3]	100,000	100,539
Total Financial		17,963,566
Consumer, Non-cyclical - 2.3%
General Mills, Inc.
2.89% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	1,250,000	1,251,858
CVS Health Corp.
2.96% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	550,000	552,120
3.05% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	500,000	502,520
Allergan Funding SCS
3.58% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	750,000	758,111
Zimmer Biomet Holdings, Inc.
3.08% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	700,000	701,180
Kraft Heinz Foods Co.
2.92% (3 Month USD LIBOR + 0.57%) due 02/10/21[3]	150,000	150,172
Total Consumer, Non-cyclical		3,915,961
Energy - 0.9%
Phillips 66
2.92% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	800,000	801,243
Equities Corp.
3.08% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	750,000	750,386
Total Energy		1,551,629
Industrial - 0.3%
Reynolds Group Issuer, Inc.
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	550,000	555,115
Technology - 0.2%
Infor US, Inc.
5.75% due 08/15/20[2]	250,000	253,125
Communications - 0.1%
Discovery Communications LLC
3.03% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	100,000	100,461
Total Corporate Bonds
(Cost $24,310,309)		24,339,857
FOREIGN GOVERNMENT DEBT†† - 2.2%
Czech Republic
due 08/31/18[4]	CZK 41,000,000	1,842,798

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
4.60% due 08/18/18[5]	CZK 14,240,000	$643,513
Total Czech Republic		2,486,311
State of Israel
due 10/31/18[4]	ILS 4,200,000	1,153,355
Government of Japan
due 07/09/18[4]	JPY 10,000,000	90,328
Total Foreign Government Debt
(Cost $3,937,675)		3,729,994
SENIOR FLOATING RATE INTERESTS††,3 - 1.5%
Technology - 0.8%
Ciena Corp.
4.58% (1 Month USD LIBOR + 2.50%) due 01/28/22	790,000	791,975

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.5% (continued)
Technology - 0.8% (continued)
First Data Corp.
4.09% (1 Month USD LIBOR + 2.00%) due 04/26/24	581,671	$577,826
Total Technology		1,369,801
Communications - 0.4%
Sprint Communications, Inc.
4.63% (1 Month USD LIBOR + 2.50%) due 02/02/24	641,875	638,396
Financial - 0.3%
Fly Leasing Ltd.
4.37% (3 Month USD LIBOR + 2.00%) due 02/09/23	585,239	583,530
Total Senior Floating Rate Interests
(Cost $2,593,182)		2,591,727
Total Investments - 101.3%
(Cost $171,827,160)		$171,645,780
Other Assets & Liabilities, net - (1.3)%		(2,171,742)
Total Net Assets - 100.0%		$169,474,038

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Gain (Loss)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	$(6,770,000)	$29,720	$33,541	$(3,821)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	(2,800,000)	20,888	19,106	1,782
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.77%	Quarterly	04/13/25	(550,000)	5,049	6,438	(1,389)
								$55,657	$59,085	$(3,428)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
JPMorgan Chase & Co.	(41,000,000)	CZK	08/31/18	$2,009,509	$1,852,583	$156,926
JPMorgan Chase & Co.	(3,100,000)	BRL	10/01/18	899,855	794,546	105,309
Citigroup	(3,150,000)	BRL	10/01/18	911,485	807,361	104,124
Goldman Sachs	(31,700,000)	MXN	07/19/18	1,673,609	1,591,763	81,846
Goldman Sachs	(730,000)	EUR	09/14/18	898,124	857,431	40,693
Citigroup	(2,442,150)	ILS	10/31/18	697,299	674,264	23,035
Citigroup	(10,658,740)	CZK	08/20/18	501,658	481,333	20,325
Goldman Sachs	(1,778,850)	ILS	10/31/18	505,736	491,130	14,606
Goldman Sachs	(4,236,300)	CZK	08/20/18	200,222	191,305	8,917
Goldman Sachs	(10,000,000)	JPY	07/09/18	93,571	90,364	3,207
Citigroup	(1,486)	CZK	07/12/18	68	67	1
						$558,989

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/Depreciation
JPMorgan Chase & Co.	3,125,000	BRL	10/01/18	$788,136	$800,954	$12,818
Deutsche Bank	622	CZK	07/12/18	28	28	—
Goldman Sachs	730,000	EUR	09/14/18	857,645	857,431	(214)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Goldman Sachs	31,700,000	MXN	07/19/18	1,593,950	1,591,764	(2,186)
Citigroup	3,125,000	BRL	10/01/18	808,005	800,953	(7,052)
						$3,366

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of June 30, 2018.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $125,619,230 (cost $125,741,367), or 74.1% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Zero coupon rate security.
5	Rate indicated is the effective yield at the time of purchase.

BofA	Bank of America
BRL	Brazilian Real
CME	Chicago Mercantile Exchange
CZK	Czech Koruna
EUR	Euro
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
USD	United States Dollar
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$2,157,880	$—	$—	$2,157,880
Asset Backed Securities	—	99,224,629	—	99,224,629
Collateralized Mortgage Obligations	—	39,601,693	—	39,601,693
Corporate Bonds	—	24,339,857	—	24,339,857
Foreign Government Debt	—	3,729,994	—	3,729,994
Senior Floating Rate Interests	—	2,591,727	—	2,591,727
Forward Foreign Currency Exchange Contracts*	—	571,807	—	571,807
Interest Rate Swaps Agreements*	—	1,782	—	1,782
Total Assets	$2,157,880	$170,061,489	$—	$172,219,369

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$9,452	$—	$9,452
Interest Rate Swaps Agreements*	—	5,210	—	5,210
Total Liabilities	$—	$14,662	$—	$14,662

* This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At June 30, 2018, the Trust consisted of four Funds.

This report covers Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the “Funds”), each a diversified investment company.

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board, using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2018.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may use derivatives for the following purpose:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an off setting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

 Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

 The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Strategy Fund I	$347,613,668	$969,347	$(387,604)	$581,743
Guggenheim Strategy Fund II	496,847,120	1,872,127	(595,157)	1,276,970
Guggenheim Strategy Fund III	432,304,936	1,283,745	(768,680)	515,065
Guggenheim Variable Insurance Strategy Fund III	171,827,160	675,582	(298,035)	377,547

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Guggenheim Strategy Funds Trust
By:       /s/ Brian E. Binder
Name:  Brian E. Binder
Title:    President and Chief Executive Officer
Date:    August 29, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/ Brian E. Binder
Name:  Brian E. Binder
Title:    President and Chief Executive Officer
Date:    August 29, 2018
By:       /s/ John L. Sullivan
Name:  John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:   August 29, 2018